Commitments and contingencies (Details Narrative)	1 Months Ended	6 Months Ended
	Apr. 30, 2020 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 05, 2022 EUR (€)	Sep. 30, 2021 shares	Nov. 30, 2020 USD ($) shares
Statement [Line Items]
Contract Payment Required		$ 600,000
Payments Upon Termination		1,100,000
Payment of share holder		730,109	$ 0
Liabilities for related party		250,742
Allinsports [member]
Statement [Line Items]
Acquisitions percentage	100.00%
Number of shares issuance | shares	241,666				241,666	241,666
Payment of share holder	$ 1,200,000					$ 20,000,000
Liability for arbitration, non-current		$ 730,109
Principal and accrued interest under promissory notes | €				€ 1,903,153